Investments Under Resale Agreements and Obligations Under Repurchase Agreements - Schedule of Instruments Acquired Under Agreements to Repurchase (Detail) - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial instrument sold in agreement to repurchase	$ 466,006	$ 638,851
Other Chilean securities [member] | Bonds [member]
Disclosure of financial assets [line items]
Financial instrument sold in agreement to repurchase	2,581	39,691
Foreign Institution Securities [member] | Other Foreign Securities [member]
Disclosure of financial assets [line items]
Financial instrument sold in agreement to repurchase	253,650	239,258
Chilean Central Bank and Government Securities [member] | Chilean Central Bank Securities [member]
Disclosure of financial assets [line items]
Financial instrument sold in agreement to repurchase	198,013	310,565
Chilean Central Bank and Government Securities [member] | Government Securities [member]
Disclosure of financial assets [line items]
Financial instrument sold in agreement to repurchase	11,762	49,337
Up to three months [member]
Disclosure of financial assets [line items]
Financial instrument sold in agreement to repurchase	466,006	638,851
Up to three months [member] | Other Chilean securities [member] | Bonds [member]
Disclosure of financial assets [line items]
Financial instrument sold in agreement to repurchase	2,581	39,691
Up to three months [member] | Foreign Institution Securities [member] | Other Foreign Securities [member]
Disclosure of financial assets [line items]
Financial instrument sold in agreement to repurchase	253,650	239,258
Up to three months [member] | Chilean Central Bank and Government Securities [member] | Chilean Central Bank Securities [member]
Disclosure of financial assets [line items]
Financial instrument sold in agreement to repurchase	198,013	310,565
Up to three months [member] | Chilean Central Bank and Government Securities [member] | Government Securities [member]
Disclosure of financial assets [line items]
Financial instrument sold in agreement to repurchase	$ 11,762	$ 49,337